Subsequent Event	12 Months Ended
Dec. 31, 2015
Subsequent Event
22.	Subsequent Event

On March 17, 2016, the Board of Directors of the Company approved an acquisition of Toshiba Medical Systems Corporation (“TMSC”) from Toshiba Corporation (“Toshiba”) to make TMSC a subsidiary, and concurrently it has entered into a share transfer agreement with Toshiba. The Company paid a total consideration of ¥665.5 billion for a right to acquire all the ordinary shares of TMSC, which is exercisable upon the clearance of necessary competition regulatory authorities. The Company borrowed the consideration through bank borrowing of ¥660 billion provisionally, which is due on September 30, 2016. The Company plans to make its final decision on whether to use own funds, borrowings or a combination of both, to fund the acquisition, by that time.

Until the clearance of necessary competition regulatory authorities is obtained, the Company does not expect to consolidate TMSC since it does not currently hold power over TMSC including voting rights in the shareholders meeting of TMSC.

Under Phase V of its Excellent Global Corporation Plan, a five-year initiative launched in 2016, the Company aims to embrace the challenge of new growth through a grand strategic transformation. With regard to reinforcing and expanding new businesses in particular, which represents one of the important strategies to be carried out during this phase, the Company intends to cultivate its health care business within the safety and security sector as a next-generation pillar of growth.

TMSC is one of the leading global companies in the medical equipment industry. Within the field of medical X-ray computed tomography (CT) systems in particular, TMSC is the overwhelming market share leader in Japan and has been steadily increasing its global market share. Through the agreement, TMSC, with its world-class technological capabilities and global platform, will be welcomed into the Canon Group. By maximizing the combination of both companies’ management resources, the Company aims to solidify its business foundation for health care that can contribute to the world.